SCHEDULE OF CONCENTRATION OF RISK (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	2.00%	51.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	2.00%	33.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	9.00%	11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	26.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer H [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Total Purchases [Member] | Supplier Concentration Risk [Member] | Suppliers AA [Member]
Concentration Risk [Line Items]
Concentration risk percentage	21.00%	9.00%
Total Purchases [Member] | Supplier Concentration Risk [Member] | Suppliers BB [Member]
Concentration Risk [Line Items]
Concentration risk percentage	79.00%	82.00%